UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pool Capital Partners LLC
Address: 600 Travis Street, Suite 3100
         Houston, TX  77002

13F File Number:  28-11845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Olson
Title:     Co-Manager
Phone:     713-220-5151

Signature, Place, and Date of Signing:

      /s/  John Olson     Houston, TX     May 05, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     $8,838 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CAMERON INTERNATIONAL CORP     COM              13342B105      395    18010 SH       SOLE                    18010        0        0
CONSOL ENERGY INC              COM              20854P109      732    29000 SH       SOLE                    29000        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     2760    43910 SH       SOLE                    43910        0        0
DUKE ENERGY CORP NEW           COM              26441C105      918    64085 SH       SOLE                    64085        0        0
HALLIBURTON CO                 COM              406216101      533    34423 SH       SOLE                    34423        0        0
HOUSTON AMERN ENERGY CORP      COM              44183U100      156    83883 SH       SOLE                    83883        0        0
ONEOK INC NEW                  COM              682680103     1018    45000 SH       SOLE                    45000        0        0
SPECTRA ENERGY CORP            COM              847560109     1149    81275 SH       SOLE                    81275        0        0
TRANSOCEAN LTD                 REG SHS          H8817H100     1177    20000 SH       SOLE                    20000        0        0